COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
COMPARATIVE FIGURES
24.	COMPARATIVE FIGURES

Total revenue for 2013 and 2012 has been reclassified to conform to the current year’s presentation. $36,459 and $47,285 has been reclassified from total revenue to systems revenue and $9,583 and $5,107 has been reclassified from total revenue to services revenue for the years ended December 31, 2013 and 2012, respectively.